INVENTORIES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Sales revenue	$ 5,248,461	$ 7,725,221
Inventory reserves	0	0
Third Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Sales revenue	$ 2,300,000	$ 6,600,000